Acquisition - Additional Information (Detail) $ in Thousands	Mar. 31, 2014 USD ($) Store	Mar. 31, 2016 Store	Dec. 31, 2015 USD ($) Store	Mar. 31, 2015 Store	Dec. 31, 2014 USD ($) Store	Dec. 31, 2013 Store	Dec. 31, 2012 Store
Business Acquisition [Line Items]
Number of franchise owned stores | Store		1,171	1,124	976	918	749	606
Purchase price consideration before loss incurred	$ 42,931
Business combination, cash payment	39,931
Deferred revenue			$ 26,733		$ 23,879
Business combination, purchase price	$ 41,638
New York [Member]
Business Acquisition [Line Items]
Number of franchise owned stores | Store	8
Equipment Discount [Member]
Business Acquisition [Line Items]
Deferred revenue	$ 3,000		$ 2,968		$ 2,689
Reacquired Franchise Rights [Member]
Business Acquisition [Line Items]
Loss on unfavorable reacquisition of franchise rights	$ 1,293